Document and Entity Information	Sep. 02, 2021
Cover [Abstract]
Entity Registrant Name	DXP ENTERPRISES INC
Amendment Flag	false
Entity Central Index Key	0001020710
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Entity File Number	000-21513
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	76-0509661
Entity Address, Address Line One	5301 Hollister
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	(713)
Local Phone Number	996-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par value $0.01
Trading Symbol	DXPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false